Inventories	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of inventories [text block]
(10)	Inventories

As of December 31, 2018, 2017 and 2016, inventories are as follows:

	December 31,
	2018	2017	2016
Raw materials and by-products	$1,688,527	1,861,092	1,515,824
Medicine, materials and spare parts	903,337	820,417	808,492
Balanced feed	322,522	296,538	275,845
Processed chicken	1,548,597	1,561,912	1,154,207
Commercial eggs	52,050	46,185	37,242
Processed beef	39,709	58,563	36,599
Processed turkey	10,762	64,918	122,722
Other processed products	10,092	17,708	19,757
Total	$4,575,596	4,727,333	3,970,688

Inventory consumption for the years ended December 31, 2018, 2017 and 2016 was $40,115,184, $37,567,550 and $34,018,493, respectively.